Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
September 15, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Highland Funds II (1933 Act Registration No. 33-51308) (1940 Act Registration No. 811-7142)
Ladies and Gentlemen:
     On behalf of Highland Funds II (the “Registrant”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to include fee and expense information, thereby materially completing the prospectus and statement of additional information for a new investment portfolio of the Registrant, the Highland Trend Following Fund. This new portfolio of the Registrant is being organized in connection with a proposed reorganization between the portfolio and a series of another investment company. Pursuant to the proposed reorganization, the assets and liabilities of the existing investment portfolio would be transferred to the new portfolio of the Registrant. Securities and Exchange Commission staff comments to the Registrant’s registration statement on Form N-14 regarding the proposed reorganization have also been applied to the Amendment, as applicable. The Highland Trend Following Fund will not commence any public sale of its shares until the closing of the proposed reorganization.
     The Registrant will request acceleration of the Amendment for an effective date of September 22, 2011, or as soon as practicable thereafter. The Registrant will work with the staff toward this goal. Attached hereto is the acceleration request. Please note that the shareholder meeting date and valuation date is scheduled for September 23, 2011, and an effective Amendment is required by that date.

     Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2883.

Very truly yours,

/s/ Lisa Whittaker Lisa Whittaker